Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of revenue from financial service disaggregated by nature
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
One-time commission fees	$38,398,327	$13,452,916
Recurring service fees	530,322	21,120
Total revenue	$38,928,649	$13,474,036

Schedule of financial instruments measured at fair value on a recurring basis
	Fair value as of June 30,	Fair value measurement at reporting date
Description	2021	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits- unaudited	$37,670,691	$-	$37,670,691	-

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$4,680,843	$-	$4,680,843	$-

Schedule of consolidated financial statements
	June 30, 2021	December 31, 2020	June 30, 2020
	Unaudited		Unaudited
Balance sheet items, except for equity accounts	US$1=RMB 6.4566	US$1=RMB 6.5250	US$1=RMB 7.0651
Items in the statements of income and cash flows	US$1=RMB 6.4702	US$1=RMB 6.9042	US$1=RMB 7.0325
Balance sheet items, except for equity accounts	US$1=HKD 6.4566	US$1=HKD 7.7534	US$1=HKD 7.7501
Items in the statements of income and cash flows	US$1=HKD 6.4702	US$1=HKD 7.7559	US$1=HKD 7.7608